Significant Accounting Policies - Summary of Advertising and Promotional Service Providers (Detail) - Advertising And Promotional Service Expense [Member] - Number	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Disclosure of Advertising and Promotional Service Providers [Line Items]
Number of service providers that accounted for 10% or more of the Group's advertising and promotional expense	236	125	245
Supplier Concentration Risk [Member]
Disclosure of Advertising and Promotional Service Providers [Line Items]
Number of service providers that accounted for 10% or more of the Group's advertising and promotional expense	2	1
Concentration risk, percentage	36.00%	16.00%